[MHM Final]

[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2012

Fiscal Year:	During the Eighteenth Term
(From November 1, 2011 to April 30, 2012)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

78.92		(As of the end of May, 2012)

			Investment
Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

US Government & Agency
Mortgage Obligations	United States	528,343,602	38.04

Short-Term Investments	United States	477,291,377	34.36

Mortgage-Backed Securities	United States	419,878,913	30.23

Corporate Bonds and Notes	United States	306,171,164	22.04
	United Kingdom	30,659,606	2.21
	Netherlands	10,333,531	0.74
	France	9,560,370	0.69
	Australia	6,438,421	0.46
	Sweden	5,030,355	0.36
	Spain	4,092,237	0.29
	Canada	3,794,347	0.27
	Germany	3,210,655	0.23
	Brazil	2,640,034	0.19
	Norway	2,263,297	0.16
	Mexico	1,723,936	0.12
	Bermuda	1,593,974	0.11
	Malaysia	1,117,178	0.08
	Qatar	1,093,663	0.08
	Italy	950,225	0.07
	Luxembourg	656,701	0.05
	Switzerland	515,866	0.04

Sub-total		391,845,560	28.21

Purchased Options	United States	139,900,691	10.07

Asset Backed Securities	United States	57,807,628	4.16

Municipal Bonds and Notes	United States	4,611,473	0.33

Foreign Government Bonds	South Korea	838,778	0.06
and Notes	Hungary	676,903	0.05

Sub-total		1,515,681	0.11

Senior Loans	United States	464,272	0.03

U.S. Treasury Obligations	United States	459,972	0.03

Cash, Deposit and Other Assets
(After deduction of liabilities)		(633,119,436)	(45.58)

Total		1,388,999,733	100.00
(Net Asset Value)		(JPY109,620 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 78.92 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2012. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4: Details of the rating for the bonds invested by the Fund as of the end of May, 2012 are as follows:

							CCC and	Not
Rating	AAA	AA	A	BBB	BB	B	below	rated	Total

Percentage (%)	69.23	5.09	12.39	17.76	2.91	0.75	0.56	-8.69	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2012 is as follows: 78.9 78.92

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2011 End of	June	190,456	15,031	6.73	531
	July	187,356	14,786	6.78	535
	August	181,072	14,290	6.75	533
	September	173,590	13,700	6.68	527
	October	170,347	13,444	6.71	530
	November	165,267	13,043	6.60	521
	December	163,614	12,912	6.64	524

2012 End of	January	163,066	12,869	6.72	530
	February	160,367	12,656	6.73	531
	March	158,633	12,519	6.72	530
	April	157,412	12,423	6.76	533
	May	157,344	12,418	6.85	541

(b) Record of Distributions Paid (Class M Shares)

Period	Amount of Dividend paid per Share

8th Fiscal Year (11/1/2001-10/31/2002)	$0.338	(JPY 27)

9th Fiscal Year (11/1/2002-10/31/2003)	$0.240	(JPY 19)

10th Fiscal Year (11/1/2003-10/31/2004)	$0.183	(JPY 14)

11th Fiscal Year (11/1/2004-10/31/2005)	$0.197	(JPY 16)

12th Fiscal Year (11/1/2005-10/31/2006)	$0.273	(JPY 22)

13th Fiscal Year (11/1/2006-10/31/2007)	$0.306	(JPY 24)

14th Fiscal Year (11/1/2007-10/31/2008)	$0.448	(JPY 35)

15th Fiscal Year (11/1/2008-10/31/2009)	$0.456	(JPY 36)

16th Fiscal Year (11/1/2009-10/31/2010)	$0.472	(JPY 37)

17th Fiscal Year (11/1/2010-10/31/2011)	$0.335	(JPY 26)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2010 up to and including June 2012 is as follows:

					Net Asset Value per Share
		Dividend		Record	as of the Record Date

Month/Year		Dollar	Yen	Date	Dollar	Yen

2010 End	of July	0.042	3.315	7/19/10	6.76	533
	August	0.037	2.920	8/18/10	6.85	541
	September	0.037	2.920	9/20/10	6.78	535
	October	0.037	2.920	10/18/10	6.78	535
	November	0.033	2.604	11/18/10	6.68	527
	December	0.033	2.604	12/17/10	6.60	521
2011 End of	January	0.033	2.604	1/18/11	6.66	526
	February	0.033	2.604	2/17/11	6.66	526
	March	0.028	2.210	3/18/11	6.73	531
	April	0.028	2.210	4/15/11	6.73	531
	May	0.027	2.131	5/18/11	6.82	538
	June	0.027	2.131	6/20/11	6.80	537
	July	0.028	2.210	7/18/11	6.76	533
	August	0.028	2.210	8/18/11	6.82	538
	September	0.018	1.421	9/19/11	6.79	536
	October	0.019	1.499	10/18/11	6.64	524
	November	0.019	1.499	11/17/11	6.68	527
	December	0.019	1.499	12/19/11	6.66	526
2012 End of	January	0.019	1.499	1/18/12	6.67	526
	February	0.019	1.499	2/17/12	6.72	530
	March	0.019	1.499	3/19/12	6.67	526
	April	0.015	1.184	4/18/12	6.76	533
	May	0.015	1.184	5/18/12	6.82	538
	June	0.015	1.184	6/18/12	6.87	542

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return
6/1/11 - 5/31/12	4.32%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2011 and the Ending NAV means net asset value per share on the end of May, 2012.

II RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2012 and number of outstanding shares of the Fund as of the end of May, 2012 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	1,639,887	7,625,484	22,966,730
(In Japan)	(956,400)	(6,942,700)	(20,785,700)

III. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2012):

Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2012):

$104,153,886 (approximately JPY 8.2 billion) †

† Unaudited.

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity
End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$135,510,826

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Investor Services, Inc., to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2012, the Investment Management Company managed, advised, and/or administered the following 109 funds and fund portfolios (having an aggregate net asset value of nearly $59.6 billion):

			(As of the end of May, 2012)

Name of		Number of the	Total Net Asset Value
Country	Principal Characteristics	Funds	($ million)

	Closed-end bond fund	6	$2,613.81

	Open-end balanced fund	17	$14,638.68

U.S.A.	Open-end bond fund	35	$24,225.76

	Open-end equity fund	51	$18,088.23

	Total	109	$59,566.48

(3) Miscellaneous

a. Fund:

Not applicable.

b. Investment Management Company:

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the Fund recorded a receivable $424,480 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the Fund in December 2011, is reported as part of increase in capital from settlement payment on Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. In May 2011, the Fund received a payment of $9,005 related to settlement of those lawsuits. This amount is reported as a part of increase in capital from settlement payments on the Statement of changes in net assets. The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2012

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 268.3 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 78.92 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2012.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 6, 2012 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]

I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund

5.	Status of Investment Portfolio

(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations

(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)

	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)

(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)

	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)

(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)

(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report is
added.)

(d)	Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

With respect to Section III. the Financial Conditions of the Fund in the original SRS, Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

Part III. SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company

1.	Outline of the Management Company

B.	Putnam Investment Management, LLC
(Investment Management Company)

(1)	Amount of Capital Stock	(1)	Amount of Capital Share

		b.	Putnam Investment Management, LLC
(Investment Management Company)

2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation

B.	The Investment Management Company	b.	Investment Management Company

5.	Miscellaneous	(3)	Miscellaneous

B.	The Investment Management Company	b.	Investment Management Company

(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

PART II. INFORMATION CONCERNING THE FUND I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(3) Structure of the Fund

(iii) Outline of the Investment Management Company

B. Putnam Investment Management, LLC (the "Investment Management Company") (C) Amount of Capital Stock

[Before Amendment]

1. Amount of Member's Equity (as of the end of January, 2012): $141,392,562 (approximately JPY 10.8 billion) †

† Unaudited.

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$142,919,162 †
† Unaudited.

[After Amendment]

1. Amount of Member's Equity (as of the end of May, 2012): $104,453,886 (approximately JPY 8.2 billion) †

† Unaudited.

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2007	$117,226,875
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$135,510,826

4. FEES AND TAXES

(3) Management Fee, etc.:

(b) Custodian Fee and Charges of the Investor Servicing Agent

[Before Amendment]
- Omitted.-

Putnam Investor Services, Inc. is the Fund's Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, Inc. is determined on the basis of the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Through at least June 30, 2012, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund's average assets.

- Omitted.-
[After Amendment]
- Omitted.-

Putnam Investor Services, Inc. is the Fund's Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, Inc. is determined on the basis of the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Through at least June 30, 2013, investor servicing fees for the Fund will not exceed an annual rate of 0.320% of the Fund's average assets.

- Omitted.-

Attachment A:

With respect to Attachment, the relevant information from March 2012 to June 2012 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to February 2012)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2012	January	0.019	1/19/2012	6.65
	February	0.019	2/21/2012	6.69

[After Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to June 2012)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2012	January	0.019	1/19/2012	6.65
	February	0.019	2/21/2012	6.69
	March	0.019	3/20/2012	6.66
	April	0.015	4/19/2012	6.75
	May	0.015	5/21/2012	6.79
	June	0.015	6/19/2012	6.84